STATEMENTS OF FINANCIAL POSITION (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF FINANCIAL POSITION
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	89,637,770	89,637,770
Common stock, shares issued	89,515,617	89,515,617
Common stock, shares outstanding	89,515,617	89,515,617